LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

On January 5, 2021, Noble Fintech disposed its 6% of the equity interests in Aguila Information, S.A.P.I. de C.V. (“Aguila Information”) to a certain minority shareholder. Following the completion of the transaction, the equity interest of Aguila Information owned by the Company decreased from 51% to 45%. The Company thus deconsolidated Aguila Information and applied equity method to account for the investment in Aguila Information. For the year ended December 31, 2021, the Company recognized the Company’s proportionate share of the equity investee’s net gain into earnings in the amount of RMB8,457 in accordance with ASC Topic 323. The Company received dividend return of the long-term equity investment of RMB2,586 in June 2021. As of December 31, 2021, the balance of this investment was RMB5,819.

On March 13, 2020, the Company, through its subsidiary, Geerong, and another independent purchaser entered into a share purchase agreement with China Smartpay Group Holdings Limited (“China Smartpay”), pursuant to which, among others, Geerong agreed, subject to certain conditions, to acquire 35 ordinary shares of Keen Best Investment Limited (“Keen Best”), representing 35% equity interest in Keen Best, a wholly-owned subsidiary of China Smartpay for an amount of RMB91,957. Keen Best and its subsidiaries are principally engaged in internet microcredit business in the PRC.

On September 29, 2020, the Company closed the acquisition of the shares by offsetting the consideration payable against the receivables held by the Company due from China Smartpay. The difference between the cost of the investment and the underlying equity in net assets, referred as the basis difference, was RMB1,508 related to equity method goodwill upon acquisition of Keen Best’s equity interest. For the years ended December 31, 2020 and 2021, the Company recognized the Company’s proportionate share of the equity investee’s net loss into earnings in accordance with ASC Topic 323 in the amount of RMB822 and RMB806, respectively. There is no impairment on the investment as of December 31, 2021. As of December 31, 2020 and 2021, the balance of this investment was RMB87,551 and RMB84,709, respectively.

In May 2019, the Company acquired 24.9% ordinary shares of SG Fintech Holding Joint Stock Company (“SG Fintech”) for cash consideration of RMB3,400. In January 2020, the Company acquired additional 24.1% ordinary shares of SG Fintech for cash consideration of RMB3,378. The equity method accounting was applied. SG Fintech is a Vietnam enterprise targeting to explore micro-finance loan products and services to serve the segments that are currently underserved in the market. For the year ended December 31, 2019, the Company recorded investment income of RMB378 on the investment. For the year ended December 31, 2020, the Company recognized the Company’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB6,687 and recorded an impairment of RMB49 to fully impair this investment. As of December 31, 2020 and 2021, the balances were nil.